Financial instruments - Fair Value, Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 797,849
Borrowings at fair value	601,100
Financial assets, at fair value	13,400
Non-current financial assets at amortised cost		$ 3,700
Other finance expense, loss on fair value adjustments of accounts receivable	1,400	8,000
Commodity Contract | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Borrowings at fair value	6,800	(100)
Brazil
Disclosure of detailed information about financial instruments [line items]
Notes receivable, installment period			24 months
Notes receivable, interest rate			11.65%
Brazil | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Other finance expense, loss on fair value adjustments of accounts receivable	200	8,000
Brazil | Trade receivables [member] | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	24,400	20,700
Allowance for credit losses of financial assets adjustment	14,900	13,100
Brazil | Trade receivables [member] | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortised cost	9,500	$ 7,600
Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 607,114